Average Annual Total Returns{- Fidelity® New York AMT Tax-Free Money Market Fund} - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Retail Class - Free Money Market Fund
	Past 1 year	Past 5 years	Past 10 years
Total	0.39%	0.72%	0.37%